Income Taxes - Disclosure of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	$ 0	$ 0
Non-capital loss carry forward assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	13,247	14,350
Mineral property acquisition, exploration and development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	$ (13,247)	$ (14,350)